LONG-TERM DEBT (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended							1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 08, 2013 Revolving Credit Facility [Member]	Mar. 04, 2013 Credit Facility [Member]	Mar. 28, 2013 Portigon AG Credit Facility [Member] Subsequent Event [Member]	Jul. 31, 2012 Piraeus Bank Credit Facilities Hiona and Hiotissa [Member]	Apr. 11, 2013 Piraeus Bank Credit Facilities [Member]	Jun. 20, 2012 Piraeus Bank Credit Facilities [Member]	Jun. 30, 2013 Mojave Finance Inc. Credit Facility [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Three Quarterly Installments [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Followed By Fifteen Quarterly Installments [Member]	Mar. 28, 2013 Portigon AG Credit Facility Amendment[Member] Subsequent Event [Member] Followed By Five Quarterly Installments [Member]	Apr. 11, 2013 Piraeus Bank [Member]
Debt instrument, interest rate, effective percentage	4.43%		4.11%
Proceeds from lines of credit									$ 57,000
Line of credit facility, periodic payment												300	475	375
Repayments of lines of credit							51,100
Line of credit facility, Amount outstanding										3,000	25,250
Line of credit facility, Covenant compliance						(i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. As of the date of issuance of these condensed financial statements, the Company is in default in certain covenants and quarterly installments under this facility.
Line Of Credit Facility Balloon Payment Due											15,350
Gains (Losses) on Extinguishment of Debt, Total	6,200							6,200
Common Stock, Shares, Issued	36,900,000	26,500,000													3,083,333
Balance of loan outstanding settled in shares															17,420
Common Stock, Value, Issued	369	265													23,588
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,350	$ 500
Line of Credit Facility, Interest Rate During Period				24.00%	24.00%